Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Cost of sales	$ 742,985	$ 777,248
Inventory write-downs, net of charges/reversals	2,200	14,031
Amount of inventories on which there was a provision against carrying value which was sold and recognized in cost of sales for the period	$ 15,200	$ 4,400